Related Parties and Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 014
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest
8.
RELATED PARTIES AND PARTIES-IN-INTEREST

The Plan holds investments in the common stock of Berkshire, which qualifies as a party-in-interest transaction. At December 31, 2025 and 2024 the Plan held 46,678 shares and 51,367 shares, respectively. The net realized/unrealized depreciation in fair value of Berkshire common stock held by the Plan was $94,682 for the year ended December 31, 2025.

The Plan holds investments in the Merrill Lynch Bank Deposit Program, a cash account managed by Bank of America, N.A., which acted as trustee for only those investments as defined by the Plan, which qualifies as a party-in-interest transaction. The cash value as of December 31, 2025 totaled $764,593. No reportable cash was held as of December 31, 2024.

As of December 31, 2025 and 2024, the outstanding notes receivable from participants were $1,412,026 and $1,794,909, respectively. Participants are a party-in-interest to the Plan and these loans were exempt party-in-interest transactions pursuant to Section 408(b)(1) of ERISA.